Uncategorized Items
[rr_AverageAnnualReturnCaption]	Average Annual Total Returns For the periods ended December 31, 2013	Average Annual Total Returns For the periods ended December 31, 2013
[rr_AverageAnnualReturnLabel]			FTSE EPRA/NAREIT Developed Index NR (reflects no deduction for fees, expenses or taxes)	Barclays Global Credit Index (reflects no deduction for fees, expenses, or taxes)	Barclays Global High Yield Index (reflects no deduction for fees, expenses, or taxes)	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	Global Diversified Income Blended Index (reflects no deduction for fees, expenses, or taxes)	MSCI ACWI Value Index (reflects no deduction for fees, expenses, or taxes)
[rr_AverageAnnualReturnSinceInception]									(0.0102)	0.0934	0.2115	0.2110	0.1450	0.1425
[rr_AverageAnnualReturnYear01]									0.0367	0.0108	0.0733	0.0744	0.0907	0.2243
[rr_AverageAnnualReturnYear05]									0.1524	0.0884	0.1936	0.1896	0.1362	0.1373
[rr_IndexNoDeductionForFeesExpensesTaxes]			(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)	(reflects no deduction for fees, expenses, or taxes)
[rr_PerformanceNarrativeTextBlock]															Delete the second sentence under Performance and substitute: The Fund’s performance is benchmarked against the S&P Target Date 2055+ Index.
[rr_PerformanceTableClosingTextBlock]
Effective December 31, 2014, add the following sentence to the Performance section:
Effective December 31, 2014, the Fund’s primary benchmark changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA NAREIT Developed Index NR because the FTSE EPRA NAREIT Developed Index NR is net of tax and therefore more appropriate for investors in a taxable mutual fund.

Effective December 31, 2014, delete the last paragraph in the Performance section and substitute:

Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of each component of the blended index is also shown. Effective December 31, 2014, the components of the Global Diversified Income Blended Index changed to the following: 40% Barclays Global Credit Index; 30% Barclays Global High Yield Index; and 30% MSCI ACWI Value Index.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2015 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2025 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2035 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2045 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

Delete the first sentence of the last paragraph under Performance, and substitute:

Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2055+ Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.

[rr_PerformanceTableMarketIndexChanged]	Effective December 31, 2014, the Fund’s primary benchmark changed from the FTSE EPRA/NAREIT Developed Index to the FTSE EPRA NAREIT Developed Index NR because the FTSE EPRA NAREIT Developed Index NR is net of tax and therefore more appropriate for investors in a taxable mutual fund.															Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2010 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2020 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2030 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2040 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2050 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date Retirement Income Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Barclays U.S. Aggregate Bond Index to the S&P Target Date 2015 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2025 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2035 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2045 Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.	Effective March 1, 2014, the Fund's primary benchmark changed from Russell 3000® Index to the S&P Target Date 2055+ Index because the S&P Target Date Indexes are more widely used and recognized in the industry for target date funds.
[rr_PerformanceTableTextBlock]	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column period compact * column dei_LegalEntityAxis compact ck0000898745_S000019119Member column rr_PerformanceMeasureAxis compact ck0000898745_FTSEEPRANAREITDevelopedIndexNRIndexMember row primary compact * ~ 	 ~ http://xbrl.sec.gov/rr/role/PerformanceTableData column rr_PerformanceMeasureAxis compact * row period compact * row dei_LegalEntityAxis compact ck0000898745_S000024296Member row primary compact * ~
[rr_RiskReturnHeading]	GLOBAL REAL ESTATE SECURITIES FUND	GLOBAL DIVERSIFIED INCOME FUND													PRINCIPAL LIFETIME 2060 FUND	PRINCIPAL LIFETIME 2010 FUND	PRINCIPAL LIFETIME 2020 FUND	PRINCIPAL LIFETIME 2030 FUND	PRINCIPAL LIFETIME 2040 FUND	PRINCIPAL LIFETIME 2050 FUND	PRINCIPAL LIFETIME STRATEGIC INCOME FUND	PRINCIPAL LIFETIME 2015 FUND	PRINCIPAL LIFETIME 2025 FUND	PRINCIPAL LIFETIME 2035 FUND	PRINCIPAL LIFETIME 2045 FUND	PRINCIPAL LIFETIME 2055 FUND